Employee future benefits - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 4,914	$ 5,167
Estimate of contributions expected to be paid to plan for next annual reporting period	600
Defined benefit plan actuarial loss	(206)	(361)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4,794	4,971	$ 5,116
Defined benefit plan actuarial loss	(257)	(360)
Pension Plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	17,603	16,253	15,579
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(12,809)	(11,282)	(10,463)
Other Postretirement Benefits Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	120	196	215
Defined benefit plan actuarial loss	51	(1)
Other Postretirement Benefits Plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	120	196	215
Other Postretirement Benefits Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 0	$ 0	$ 0